Provision for Legal Claims - Schedule of Judicial Deposits (Details) - Judicial Deposits[Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Judicial Deposits [Line Items]
Total	R$ 5,616	R$ 6,544
Labor [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies	5,616	5,997
Environmental [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies		R$ 547